Emissions Liabilities - Disclosure of Quantity of Emissions Rights Allocated Free of Charge (Detail)	Dec. 31, 2023 CO2
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	7,033,091
Quantities allocated in 2021 [member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	1,385,433
Quantities Allocated in 2022 [Member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	1,602,751
Quantities Allocated in 2023 [Member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	1,443,977
Quantities Allocated in 2024 [Member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	1,300,465
Quantities Allocated in 2025 [Member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	1,300,465